Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents (note 7)	$ 7,838	$ 14,512
Trade and other receivables (note 8)	658	294
Inventory (note 9)	1,203	240
Prepaid expenses and other current assets (note 10)	1,211	1,210
Total current assets	10,910	16,256
Restricted cash equivalents (note 11)	364	418
Right of use assets (note 5(a))	582
Property, plant and equipment (note 12)	35	65
Identifiable intangible assets (note 13)	40	62
Goodwill (note 14)	8,050	8,210
Total Assets	19,981	25,011
Current liabilities
Payables and accrued liabilities (note 15)	2,148	2,791
Provision for restructuring and other costs (note 16)	418	887
Income taxes (note 22)	1,448	1,669
Current portion of deferred revenues (note 6(a)(ii) and 6(a)(iv))	991	249
Current portion of lease liabilities (note 5(a))	648
Current portion of warrant liability (note 17)	6
Total current liabilities	5,659	5,596
Deferred revenues (note 6(a)(ii))	185	258
Lease liabilities (note 5(a))	255
Warrant liability (note 17)	2,249	3,634
Employee future benefits (note 18)	13,788	13,205
Non-current portion of provision for restructuring and other costs (note 16)	308	411
Total liabilities	22,444	23,104
SHAREHOLDERS' (DEFICIENCY) EQUITY
Share capital (note 19)	224,528	222,335
Other capital (note 19)	89,806	89,342
Deficit	(316,891)	(309,781)
Accumulated other comprehensive income	94	11
Total shareholders' (deficiency) equity	(2,463)	1,907
Total liabilities and shareholders' (deficiency) equity	$ 19,981	$ 25,011